Taxation (Details) $ in Millions		12 Months Ended
	Apr. 01, 2018 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Taxation [Line Items]
Profits tax percentage	8.25%
Profits tax rate (in Dollars) | $	$ 2
Income tax rate percentage		25.00%
General tax rate percentage		25.00%	25.00%
Annual taxable income (in Yuan Renminbi)		¥ 3,000,000
Total assets (in Yuan Renminbi)		¥ 50,000,000
Corporate income tax rate		20.00%	1.00%
Taxable income (in Yuan Renminbi)		¥ 3,000,000		¥ 1,000,000
Corporate income tax			20.00%
Taxable income amount (in Yuan Renminbi)			¥ 3,000,000
Maximum [Member]
Taxation [Line Items]
Corporate income tax rate			25.00%
Corporate income tax				50.00%
Minimum [Member]
Taxation [Line Items]
Corporate income tax rate			12.50%
Corporate income tax				20.00%
State Administration of Taxation Announced [Member]
Taxation [Line Items]
Taxable income (in Yuan Renminbi)				¥ 3,000,000
Taxable income amount (in Yuan Renminbi)				¥ 1,000,000
State Administration of Taxation Announced [Member] | Maximum [Member]
Taxation [Line Items]
Corporate income tax rate				12.50%
State Administration of Taxation Announced [Member] | Minimum [Member]
Taxation [Line Items]
Corporate income tax rate				20.00%
State Administration of Taxation Further Announced [Member]
Taxation [Line Items]
Taxable income (in Yuan Renminbi)			¥ 1,000,000
Small and Low-Profit Enterprises [Member]
Taxation [Line Items]
Corporate income tax rate		25.00%	20.00%
People’s Republic of China, [Member]
Taxation [Line Items]
Income tax percentage		25.00%
Hong Kong [Member]
Taxation [Line Items]
Profits tax percentage		16.50%